LEASES (Schedule of Future Minimum Lease Payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating leases
2026	$ 3,787
2027	2,923
2028	1,786
2029	715
2030	503
Thereafter	1,973
Total future minimum lease payments	11,687
Less: imputed interest	1,677
Total	$ 10,010	$ 13,172